Rotable spare parts, furniture and equipment, net - Additional Information (Details) $ in Thousands			1 Months Ended							12 Months Ended
	May 12, 2020 engine	Aug. 16, 2013 engine	Oct. 31, 2021 engine	Apr. 30, 2021 engine	Oct. 31, 2020 item	Jul. 31, 2020 item	Nov. 30, 2018 aircraft item	Dec. 31, 2017 aircraft	Nov. 30, 2015 engine	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2021 USD ($) aircraft	Dec. 31, 2017 USD ($)	Dec. 31, 2011 aircraft
Rotable spare parts, furniture and equipment, net
Rate used to determine amount of borrowing cost										8.85%	5.34%
Depreciation expense | $										$ 127,401	$ 90,790	$ 50,297
Number of spare engines purchased | engine	11		1						3
Number of aircraft engines to be provided maintenance services | engine			13	2					16
Credit notes received | $													$ 3,100
Accumulated amortization of credit notes | $										216	225	241
Number of aircraft to be delivered | item					18	80	26
Amounts paid for aircraft and spare engines | $										$ 480,753	347,147	186,121
Total number of aircraft to be delivered										141
Gain (loss) on sale and leaseback | $										$ 8,275	21,193	9,668
Term of aircraft delivery agreement										8 years
Carrying amount of remaining owned aircraft | $										$ 804,610	478,771	454,602
Not later than one year
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										10
Later Than One Year And Not Later Than Two Years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										23
Between two and three years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										29
Between four and five years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										21
Between five and six years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										19
Between six and seven years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										14
Between seven and eight years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered										25
Lufthansa Technik AG - Agreement
Rotable spare parts, furniture and equipment, net
Credit notes received | $										$ 5,000			$ 1,500
Accumulated amortization of credit notes | $										519	$ 452	$ 258
Term of total support agreement								66 months
A320 model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased								80			25	39		44
A320CEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased														14
Number of engines purchased | engine		14
Number of spare engines purchased | engine		1
A320NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased								46						30
Number of engines purchased | engine	46	30
Number of spare engines purchased | engine		6							2
Number of aircraft engines to be provided maintenance services | engine									10
A321NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased	34							34
Number of spare engines purchased | engine									1
Number of aircraft engines to be provided maintenance services | engine									6
A320NEO Into A321NEO
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased							6					20
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Amounts paid for aircraft and spare engines | $										230,400	$ 166,600
Carrying amount of remaining owned aircraft | $										389,380	185,455	$ 253,826
Spare engine leases | Pratt and Whitney purchase agreement (FMP)
Rotable spare parts, furniture and equipment, net
Amounts paid for aircraft and spare engines | $										$ 85,182	$ 20,120